Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of interest rate risk exposure	The Company’s interest rate risk exposure is mainly related to Term Loan A and the undrawn credit facility.

As at	Dec 31 2025	Dec 31 2024
Fixed interest rate debt:
Unsecured notes	$2,277,293	$2,273,881
Other limited recourse debt facilities	127,674	141,054
	$2,404,967	$2,414,935
Variable interest rate debt:
Term Loan A at SOFR plus applicable margin	347,933	$—
	$347,933	$—

Schedule of expected cash flows of financial liabilities by maturity date
The expected cash flows of financial liabilities from the date of the balance sheet to the contractual maturity date are as follows:

As at December 31, 2025	Carrying amount	Contractual cash flows	1 year or less	1-3 years	3-5 years	More than 5 years
Trade and other payables [1]	$457,901	$457,901	$457,901	$—	$—	$—
Lease obligations [2]	755,183	983,704	158,459	263,760	206,251	355,234
Other long-term liabilities[2]	26,920	48,948	2,200	4,400	4,400	37,948
Long-term debt [2]	2,752,900	3,634,043	196,735	1,175,484	1,023,689	1,238,135
Cash flow hedges [3]	36,106	45,432	8,130	5,206	3,059	29,037
	$4,029,010	$5,170,028	$823,425	$1,448,850	$1,237,399	$1,660,354
[1]     Excludes tax, accrued interest and euro foreign currency hedges.
[2]     Contractual cash flows include contractual interest payments related to debt obligations and lease obligations.
[3] The expected cash flows of hedges are based on current valuations of the expected settlement amounts, which will fluctuate at settlement dependent on the market prices at the future settlement dates